Commissions and fees (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Commissions and fees
Lending business	SFr 452	SFr 398	SFr 426	SFr 850	SFr 726
Investment and portfolio management	779	810	864	1,589	1,697
Other securities business	14	11	21	25	43
Fiduciary business	793	821	885	1,614	1,740
Underwriting	395	222	487	617	932
Brokerage	757	833	978	1,590	1,986
Underwriting and brokerage	1,152	1,055	1,465	2,207	2,918
Other services	399	401	483	800	854
Commissions and fees	2,796	SFr 2,675	3,259	5,471	6,238
Bank
Commissions and fees
Commissions and fees	SFr 2,728		SFr 3,207	SFr 5,332	SFr 6,132